Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Comm. Social Resp.	Total Payments
Total	$ (192,812)	$ (35,326)	$ (3,735)	$ (18,197)	$ (1,601)	$ (251,671)
Colombia | Government of Colombia
Total	(176,969)	(34,902)	(1,188)	$ (18,197)	(419)	(231,675)
Colombia | Oleoducto de los Llanos Orientales S.A.
Total			(899)			(899)
Ecuador | Government of Ecuador
Total	(7,597)		(1,330)		(99)	(9,026)
Brazil | Government of Brazil
Total	(1,986)	(304)	(308)			(2,598)
Argentina | Government of Argentina
Total	(2,427)	$ (120)	$ (10)		(901)	(3,458)
Spain | Government of Spain
Total	$ (3,833)				$ (182)	$ (4,015)